Concentration and Risks - Additional Information (Detail) - item	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer concentration risk [Member] | Revenue Benchmark [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk number of customers	0	1	0
Customer concentration risk [Member] | Revenue Benchmark [Member] | More than [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Customer concentration risk [Member] | Accounts Receivable [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk number of customers	1	2
Customer concentration risk [Member] | Accounts Receivable [Member] | More than [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Instructor concentration risk [Member] | Revenue Benchmark [Member] | Learning services [Member] | Instructor [Member]
Concentration Risk [Line Items]
Concentration risk number of instructors	1	1	1
Instructor concentration risk [Member] | Revenue Benchmark [Member] | Learning services [Member] | More than [Member] | Instructor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%